Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	$ 4,348,535
Cost incurred for dry docking	25,043	$ 14,609	$ 36,221
Depreciation and amortization (note 1)	(300,011)	(274,599)	(198,553)
Write down and gain (loss) on sale of vessels	(40,079)	(69,998)	(1,638)
Balance at end of the year	4,084,803	4,348,535
Dry-docking Activity [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	42,822	54,259	41,535
Cost incurred for dry docking	25,043	14,609	36,221
Depreciation and amortization (note 1)	(18,627)	(23,863)	(22,682)
Write down and gain (loss) on sale of vessels	0	(2,183)	(815)
Balance at end of the year	$ 49,238	$ 42,822	$ 54,259